SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
SHARE-BASED COMPENSATION
Shares authorized (as percent of total issued and outstanding)	5.00%
Shares authorized threshold (as percent of outstanding)	1.00%
Share-based compensation expenses		$ 43,093	$ 64,939	$ 88,898
Share options, exercised intrinsic value		1,019	601	4,021
Share options, vested fair value		843	2,026	2,227
Employee Stock Option
SHARE-BASED COMPENSATION
Share-based compensation expenses		2,596	2,261	2,518
Unrecognized compensation expense		$ 4,606
Unrecognized compensation expense recognition period (in years)		3 years 3 months 18 days
Share options granted (in shares)		14,160
Share options high limit (per share)		$ 0.03
Non-vested shares - service condition
SHARE-BASED COMPENSATION
Granted (in shares)		622,086
Share-based compensation expenses		$ 38,494	57,164	76,047
Unrecognized compensation expense recognition period (in years)		2 years 8 months 12 days
Non-vested shares fair value		$ 57,799	64,333	85,813
Non vested unrecognized compensation expense		$ 68,595
Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Granted (in shares)		2,305
Share-based compensation expenses		$ 2,003	5,514	10,333
Unrecognized compensation expense recognition period (in years)		2 years 9 months 18 days
Non-vested shares fair value		$ 4,180	$ 9,570	$ 12,471
Non vested unrecognized compensation expense		$ 3,034
Minimum | Employee Stock Option
SHARE-BASED COMPENSATION
Vesting (in years)		1 year
Share options expiration (in years)		8 years
Minimum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)		0 years
Maximum | Employee Stock Option
SHARE-BASED COMPENSATION
Vesting (in years)		3 years
Share options expiration (in years)		12 years
Maximum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)		5 years